                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended MARCH 31, 2003.

Check here if Amendment;  |_|            Amendment Number:
This Amendment (Check only one):         |_|  is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                      White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:       80 South Main Street
                                             Hanover, New Hampshire 03755
                                             U.S.A.

Form 13F File Number:                        028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (603) 640-2200

Signature, Place, and Date of Signing:

/S/ J. BRIAN PALMER    HANOVER, NEW HAMPSHIRE               MARCH 15, 2003
--------------------   -------------------------------     -------------------
[Signature]            [City, State]                             [Date]


Report Type (Check only one):
[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
028-06739                           High Rise Capital Management, L.P.

                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                            ------------

Form 13F Information Table Entry Total:        94 ITEMS
                                            ------------

Form 13F Information Table Value Total:     $340,587,403
                                            ------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number          Name

1.       028-07388                     FOLKSAMERICA HOLDING COMPANY, INC.
2.       028-00470                     ONEBEACON ASSET MANAGEMENT

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                   FORM 13F INFORMATION TABLE - MARCH 31, 2003


                                                                        Amount and                         Voting Authority (Shares)
                                       Title       CUSIP        Market    Type of   Investment             -------------------------
Name of Issuer                       of Class      Number       Value     Security  Discretion  Managers *  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
1 BANK OF BERMUDA LTD              SHS           G07644100     522,272      15,200   DEFINED     1, 3             15,200
2 EVEREST RE GROUP LTD             COM           G3223R108     348,981       6,100   DEFINED     1, 3              6,100
3 WILLIS GROUP HOLDING LTD         SHS           G96655108     235,450       8,500   DEFINED     1, 3              8,500
4 AEGON NY                         ORD AMER REG  007924103     104,945      13,900   DEFINED     1, 3             13,900
5 ALEXANDER & BALDWIN INC          COM           014482103   4,210,900     170,000   DEFINED     2, 3            170,000
6 ALEXANDER & BALDWIN INC          COM           014482103     495,400      20,000   DEFINED     1, 3             20,000
7 ALLEGHENY ENERGY INC             COM           017361106   1,995,500     325,000   DEFINED     2, 3            325,000
8 ALLEGHENY ENERGY INC             COM           017361106     167,008      27,200   DEFINED     1, 3             27,200
9 AMERADA HESS CORP                COM           023551104  23,241,750     525,000   DEFINED     2, 3            525,000
10 AMERADA HESS CORP               COM           023551104   1,770,800      40,000   DEFINED     1, 3             40,000
11 AMERICAN INT'L. GROUP           COM           026874107     445,050       9,000   DEFINED     2, 3              9,000
12 AON CORP                        COM           037389103  10,015,250     485,000   DEFINED     2, 3            485,000
13 AON CORP                        COM           037389103   2,741,081     132,740   DEFINED     1, 3            132,740
14 ARCHER DANIELS MIDLAND          COM           039483102   4,432,100     410,000   DEFINED     2, 3            410,000
15 ARCHER DANIELS MIDLAND          COM           039483102     324,300      30,000   DEFINED     1, 3             30,000
16 BISYS GROUP INC                 COM           055472104     165,158      10,120   DEFINED     1, 3             10,120
17 BANK OF HAWAII CORP             COM           062540109     489,720      15,900   DEFINED     1, 3             15,900
18 BANKNORTH GROUP                 COM           06646R107     327,150      15,000   DEFINED     2, 3             15,000
19 WR BERKLEY CORP                 COM           084423102     379,223       8,850   DEFINED     1, 3              8,850
20 BERKSHIRE HATHAWAY INC          CL A          084670108   6,635,200         104   DEFINED     2, 3                104
21 BERKSHIRE HATHAWAY INC          CL B          084670207   4,274,000       2,000   DEFINED     2, 3              2,000
22 BERKSHIRE HATHAWAY INC          CL B          084670207   1,115,514         522   DEFINED     1, 3                522
23 CABLE & WIRELESS PLC            SPONSORED ADR 126830207     166,000      50,000   DEFINED     2, 3             50,000
24 CAPITOL FEDERAL FINANCIAL       COM           14057C106   2,847,150      95,000   DEFINED     2, 3             95,000
25 CAPITOL FEDERAL FINANCIAL       COM           14057C106     749,250      25,000   DEFINED     1, 3             25,000
26 CHARTER FINANCIAL CORP          COM           16122M100   1,808,400      60,000   DEFINED     2, 3             60,000
27 CITIGROUP                       COM           172967101     737,230      21,400   DEFINED     1, 3             21,400
28 COUNTRYWIDE CREDIT IND INC      COM           222372104     690,000      12,000   DEFINED     1, 3             12,000
29 DELUXE CORP                     COM           248019101     401,300      10,000   DEFINED     2, 3             10,000
30 EL PASO ELECTRIC CO             COM NEW       283677854  17,280,000   1,600,000   DEFINED     2, 3          1,600,000
31 EL PASO ELECTRIC CO             COM NEW       283677854   1,786,320     165,400   DEFINED     1, 3            165,400
32 EQUITY OFFICE PROPERTIES TR     COM           294741103     493,730      19,400   DEFINED     1, 3             19,400
33 ERIE INDEMNITY COMPANY          COM           29530P102     246,840       6,800   DEFINED     1, 3              6,800
34 ETHAN ALLEN                     COM           297602104     294,300      10,000   DEFINED     2, 3             10,000
35 FAIRMONT HOTELS & RESORTS       COM           305204109   4,469,000     205,000   DEFINED     2, 3            205,000
36 FIRST DATA CORP                 COM           319963104     330,279       8,900   DEFINED     1, 3              8,900
37 FIRSTENERGY CORP                COM           337932107  22,636,900     715,000   DEFINED     2, 3            715,000
38 FORTUNE BRANDS INC.             COM           349631101   6,021,400     140,000   DEFINED     2, 3            140,000
39 GREAT LAKES CHEMICAL CORP       COM           390568103  18,835,050     845,000   DEFINED     2, 3            845,000


40 GREAT LAKES CHEMICAL CORP       COM           390568103     668,700      30,000   DEFINED     1, 3             30,000
41 HASBRO INC                      COM           418056107   3,601,000     260,000   DEFINED     2, 3            260,000
42 HONDA MOTOR CO                  COM           438128308     332,000      20,000   DEFINED     2, 3             20,000
43 HONEYWELL INC.                  COM           438516106     427,200      20,000   DEFINED     2, 3             20,000
44 ILLINOIS TOOL WORKS             COM           452308109     581,500      10,000   DEFINED     2, 3             10,000
45 INTL SPEEDWAY CORP              COM           460335201     238,758       5,960   DEFINED     1, 3              5,960
46 JEFFERSON PILOT CORPORATION     COM           475070108     769,600      20,000   DEFINED     2, 3             20,000
47 L-3 COMMUNICATIONS HOLDINGS I   COM           502424104     321,360       8,000   DEFINED     2, 3              8,000
48 LAFARGE NORTH AMERICA INC       COM           505862102     488,040      16,800   DEFINED     1, 3             16,800
49 LONGVIEW FIBRE CO               COM           543213102   4,250,000     625,000   DEFINED     2, 3            625,000
50 LONGVIEW FIBRE CO               COM           543213102     204,000      30,000   DEFINED     1, 3             30,000
51 MARATHON OIL CORP               COM           565849106  27,491,250   1,145,000   DEFINED     2, 3          1,145,000
52 MARATHON OIL CORP               COM           565849106   1,642,284      68,400   DEFINED     1, 3             68,400
53 MATTEL                          COM           577081102     450,000      20,000   DEFINED     2, 3             20,000
54 MCDONALDS CORP                  COM           580135101   6,854,250     475,000   DEFINED     2, 3            475,000
55 MCDONALDS CORP                  COM           580135101     432,900      30,000   DEFINED     1, 3             30,000
56 MELLON BK CORP                  COM           58551A108     425,200      20,000   DEFINED     2, 3             20,000
57 MEREDETH CORP.                  COM           589433101  17,421,950     455,000   DEFINED     2, 3            455,000
58 MEREDETH CORP.                  COM           589433101     574,350      15,000   DEFINED     1, 3             15,000
59 OCTEL CORP                      COM           675727101  18,112,500   1,250,000   DEFINED     2, 3          1,250,000
60 OCTEL CORP                      COM           675727101     434,700      30,000   DEFINED     1, 3             30,000
61 OHIO CASUALTY CORP              COM           677240103     245,480      19,000   DEFINED     1, 3             19,000
62 OVERSEAS SHIPPING GROUP         COM           690368105   5,010,000     300,000   DEFINED     2, 3            300,000
63 OVERSEAS SHIPPING GROUP         COM           690368105     334,000      20,000   DEFINED     1, 3             20,000
64 PAULA FINANCIAL                 COM           703588103     317,784     423,712   DEFINED     2, 3            423,712
65 PEOPLES BANK                    COM           710198102  14,215,400     565,000   DEFINED     2, 3            565,000
66 PEOPLES BANK                    COM           710198102     629,000      25,000   DEFINED     1, 3             25,000
67 PLUM CREEK TIMBER CO            COM           729251108     431,800      20,000   DEFINED     2, 3             20,000
68 POST PROPERTIES INC             COM           737464107     333,270      13,800   DEFINED     1, 3             13,800
69 POTLATCH CORPORATION            COM           737628107   7,577,700     390,000   DEFINED     2, 3            390,000
70 POTLATCH CORPORATION            COM           737628107     388,600      20,000   DEFINED     1, 3             20,000
71 PRUDENTIAL FINANCIAL INC        COM           744320102   3,235,100     110,000   DEFINED     2, 3            110,000
72 RYDER SYSTEM                    COM           783549108  14,350,000     700,000   DEFINED     2, 3            700,000
73 RYDER SYSTEM                    COM           783549108   1,230,000      60,000   DEFINED     1, 3             60,000
74 SAFETY INSURANCE GROUP INC      COM           78648T100     149,845      11,500   DEFINED     1, 3             11,500
75 SAFEWAY INC.                    COM           786514208     378,000      20,000   DEFINED     2, 3             20,000
76 SIERRA PACIFIC RESOURCES        COM           826428104   7,656,000   2,400,000   DEFINED     2, 3          2,400,000
77 SIERRA PACIFIC RESOURCES        COM           826428104     775,170     243,000   DEFINED     1, 3            243,000
78 STANLEY WORKS                   COM           854616109     719,700      30,000   DEFINED     2, 3             30,000
79 TJX COMPANIES INC               COM           872540109     440,000      25,000   DEFINED     2, 3             25,000
80 TXU CORP                        COM           873168108   1,071,000      60,000   DEFINED     2, 3             60,000
81 TORONTO-DOMINION BANK           COM           891160509     221,600      10,000   DEFINED     2, 3             10,000
82 TRAVELERS PROPERTY & CASUALTY   COM           89420G109     494,550      35,000   DEFINED     2, 3             35,000
83 UICI                            COM           902737105     305,982      31,840   DEFINED     1, 3             31,840
84 UNISOURCE ENERGY CORP. HLD. CO  COM           909205106  27,696,000   1,600,000   DEFINED     2, 3          1,600,000
85 UNISOURCE ENERGY CORP. HLD. CO  COM           909205106   2,909,811     168,100   DEFINED     1, 3            168,100
86 UNITED PARCEL SERVICE           COM           911312106     570,000      10,000   DEFINED     2, 3             10,000
87 UNOCAL CORP                     COM           915289102   8,682,300     330,000   DEFINED     2, 3            330,000
88 UNOCAL CORP                     COM           915289102     394,650      15,000   DEFINED     1, 3             15,000
89 WACHOVIA CORP                   COM           929903102     466,418      13,690   DEFINED     1, 3             13,690
90 WILTEL COMMUNICATIONS INC       COM           972487102     945,000      75,000   DEFINED     2, 3             75,000
91 WILTEL COMMUNICATIONS INC       COM           972487102     982,800      78,000   DEFINED     1, 3             78,000
92 WELLPOINT HEALTH NETWORKS       COM           94973H108     769,500      10,000   DEFINED     2, 3             10,000
93 XCEL ENERGY INC                 COM           98389B100   6,390,000     500,000   DEFINED     2, 3            500,000
94 XCEL ENERGY INC                 COM           98389B100     319,500      25,000   DEFINED     1, 3             25,000
                                                            ------------
                                                            $340,587,403
                                                            ============

1 = FolksAmerica Holding Company Inc. (Form 13F filed separately)
2 = OneBeacon Asset Management (Form 13F filed separately)
3 = White Mountains Insurance Group, Ltd.